OTHER INCOME/(EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INCOME/(EXPENSES), NET
Schedule of Other Nonoperating Income (Expense)

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Guarantee income	65,935,450	26,229,524	18,574,433
Donations	(6,288,539)	(412,465)	(701,000)
Total	59,646,911	25,817,059	17,873,433